SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
ASSETS
Total assets		$ 77,480	$ 89,230
Current liabilities:
Accounts payable-intercompany		7,959	12,974
Total current liabilities		23,388	28,851
Total liabilities		26,097	31,766
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,370 and 10,329 shares issued at December 31, 2023 and December 31, 2022, respectively; 9,114 and 9,073 shares outstanding at December 31, 2023 and December 31, 2022, respectively	[1]	123	123
Additional paid-in capital		1,267,742	1,267,445
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2023 and December 31, 2022, respectively	[1]	(12,335)	(12,335)
Accumulated deficit		(1,255,060)	(1,251,209)
Accumulated other comprehensive income		50,913	53,440
Total shareholders' equity		51,383	57,464
Total liabilities and shareholders' equity		77,480	89,230
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries		66,117	72,122
Total assets		66,117	72,122
Current liabilities:
Accounts payable-intercompany		14,734	14,658
Total current liabilities		14,734	14,658
Total liabilities		14,734	14,658
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,370 and 10,329 shares issued at December 31, 2023 and December 31, 2022, respectively; 9,114 and 9,073 shares outstanding at December 31, 2023 and December 31, 2022, respectively	[2]	123	123
Additional paid-in capital		1,267,742	1,267,445
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2023 and December 31, 2022, respectively	[2]	(12,335)	(12,335)
Accumulated deficit		(1,255,060)	(1,251,209)
Accumulated other comprehensive income		50,913	53,440
Total shareholders' equity		51,383	57,464
Total liabilities and shareholders' equity		$ 66,117	$ 72,122

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.
[2]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.